Segment Information - Summary Of Noncontrolling Equity Interest In The Distributable Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Amortization of recoupable portion of the purchase price	$ 1.3	$ 7.7	$ 7.7
Noncontrolling interest discount amortization	0.0	13.2	22.7
Noncontrolling equity interest in distributable earnings	10.7	34.3	28.8
Noncontrolling equity interest	$ 12.0	$ 55.2	$ 59.2